PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,764		Rp 1,585	Rp 1,680
Defined benefit plan actuarial gain (loss) - net of tax	1,389	$ 90	(1,464)	(1,955)
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,319		1,268	1,137
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 54		Rp 58	Rp 74
Discount rate	6.75%	6.75%	7.25%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	6.75%	6.75%	7.00%	5.75%
Rate of compensation increases	6.10%	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate			7.25%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%